CONTINGENT PURCHASE CONSIDERATION (Details) (Hayes [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 18, 2013
Hayes [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent payment consideration, fair value			$ 3,251
Contingent Payment Obligation	$ 3,621	$ 3,280
Discount rate	16.00%